Schedule of Convertible Note Derivatives (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities as of December 31, 2020	$ 517,366
Initial derivative liabilities at new note issuance	7,209,723
Initial loss	0
Conversion	(1,116,124)
Mark to market changes	(2,469,693)
Derivative liabilities as of December 31, 2021	$ 4,141,272